Debt - Restricted Net Assets (Details) $ in Millions	Sep. 30, 2018 USD ($)
Senior Notes | 4.98% Senior Notes, due March 2044
Debt Instrument
Amount of net assets restricted from transfer to parent company under different agreements	$ 1,500